Summary of Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Outstanding, Beginning Balance	2,128,264
Total Number of Shares, Granted		2,128,264
Total Number of Shares, Exercised
Total Number of Shares, Cancelled
Total Number of Shares Outstanding, Ending Balance	2,128,264	2,128,264
Total Number of Shares, Exercisable	301,784	157,221
Weighted Average Exercise Price, Beginning Balance	$ 3.00
Weighted Average Exercise Price, Granted		$ 3.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Ending Balance	$ 3.00	$ 3.00
Weighted Average Exercise Price, Exercisable	$ 3.60	$ 3.30